Needham Growth Fund
Schedule of Investments
September 30, 2025 (Unaudited)

COMMON STOCKS - 97.4%	Shares	Value
Aerospace & Defense - 2.5%
Huntington Ingalls Industries, Inc.	10,000	$2,879,100
Lockheed Martin Corp.	1,000	499,210
RTX Corp.	2,600	435,058
		3,813,368

Biotechnology - 0.4%
Gilead Sciences, Inc.	5,000	555,000

Chemicals - 3.8%
Aspen Aerogels, Inc. (a)	437,500	3,045,000
DuPont de Nemours, Inc.	35,000	2,726,500
		5,771,500

Commercial Services & Supplies - 2.2%
Clean Harbors, Inc. (a)	12,375	2,873,722
Waste Management, Inc.	2,250	496,868
		3,370,590

Communications Equipment - 0.6%
ADTRAN Holdings, Inc. (a)	50,000	469,000
KVH Industries, Inc. (a)	68,200	381,920
		850,920

Construction & Engineering - 0.7%
Centuri Holdings, Inc. (a)	47,500	1,005,575

Construction Materials - 0.4%
CRH PLC (Ireland)	5,000	599,500

Consumer Finance - 0.1%
Figure Technology Solutions, Inc. - Class A (a)	2,632	95,726

Diversified Consumer Services - 0.9%
Bright Horizons Family Solutions, Inc. (a)	12,500	1,357,125
McGraw Hill, Inc. (a)	551	6,915
		1,364,040

Electrical Equipment - 8.5%
Hammond Power Solutions, Inc. (Canada)	18,900	1,676,650
nVent Electric PLC (Ireland)	47,000	4,636,080
Vertiv Holdings Co. - Class A	23,500	3,545,210
Vicor Corp. (a)	60,000	2,983,200
		12,841,140

Electronic Equipment, Instruments & Components - 6.8%
Coherent Corp. (a)	25,500	2,746,860
Corning, Inc.	42,000	3,445,260
TTM Technologies, Inc. (a)	32,500	1,872,000
Vishay Intertechnology, Inc.	150,000	2,295,000
		10,359,120

Health Care Equipment & Supplies - 3.3%
Becton Dickinson & Co.	16,750	3,135,097
Medtronic PLC (Ireland)	19,500	1,857,180
		4,992,277

Health Care Providers & Services - 1.7%
Labcorp Holdings, Inc.	6,250	1,794,125
Quest Diagnostics, Inc.	4,500	857,610
		2,651,735

Hotels, Restaurants & Leisure - 0.4%
Vail Resorts, Inc.	4,000	598,280

Industrial Conglomerates - 0.3%
Honeywell International, Inc.	2,500	526,250

Insurance - 1.9%
Markel Group, Inc. (a)	1,525	2,914,824

Interactive Media & Services - 0.6%
Alphabet, Inc. - Class A	4,000	972,400

IT Services - 2.1%
Akamai Technologies, Inc. (a)	27,500	2,083,400
Unisys Corp. (a)	284,000	1,107,600
		3,191,000

Life Sciences Tools & Services - 5.6%
Bruker Corp.	62,500	2,030,625
Thermo Fisher Scientific, Inc.	13,250	6,426,515
		8,457,140

Media - 1.8%
Comcast Corp. - Class A	31,500	989,730
NIQ Global Intelligence PLC (Ireland) (a)	2,762	43,363
The Trade Desk, Inc. - Class A (a)	34,000	1,666,340
		2,699,433

Oil, Gas & Consumable Fuels - 0.4%
Chevron Corp.	4,250	659,983

Professional Services - 4.9%
Jacobs Solutions, Inc.	5,500	824,230
Parsons Corp. (a)	80,000	6,633,600
		7,457,830

Real Estate Management & Development - 0.2%
CoStar Group, Inc. (a)	3,250	274,203

Semiconductors & Semiconductor Equipment - 33.3%(b)
Analog Devices, Inc.	10,000	2,457,000
Applied Materials, Inc.	8,750	1,791,475
ASML Holding NV (Netherlands)	2,900	2,807,461
Entegris, Inc.	75,000	6,934,500
FormFactor, Inc. (a)(e)	110,000	4,006,200
Lam Research Corp.	25,000	3,347,500
Marvell Technology, Inc.	30,250	2,543,118
MKS, Inc.	22,250	2,753,882
Nova, Ltd. (Israel) (a)	19,500	6,233,370
PDF Solutions, Inc. (a)	293,550	7,579,461
Photronics, Inc. (a)	137,500	3,155,625
SiTime Corp. (a)	7,500	2,259,825
Teradyne, Inc.	13,500	1,858,140
Veeco Instruments, Inc. (a)	90,000	2,738,700
		50,466,257

Software - 1.3%
Crowdstrike Holdings, Inc. - Class A (a)	1,500	735,570
Klaviyo, Inc. - Class A (a)	45,000	1,246,050
		1,981,620

Specialty Retail - 1.8%
CarMax, Inc. (a)	62,000	2,781,940

Technology Hardware, Storage & Peripherals - 10.9%
Apple, Inc.	4,750	1,209,492
Hewlett Packard Enterprise Co.	74,000	1,817,440
Super Micro Computer, Inc. (a)(e)	282,500	13,543,050
		16,569,982

Water Utilities - 0.0%(c)
WaterBridge Infrastructure LLC - Class A (a)	232	5,851
TOTAL COMMON STOCKS (Cost $60,364,951)		147,827,484

SHORT-TERM INVESTMENTS
SHORT-TERM INVESTMENTS - 2.9%		Value
Dreyfus Treasury Securities Cash Management - Institutional Class, 3.98%(d)	4,432,905	4,432,905
TOTAL SHORT-TERM INVESTMENTS (Cost $4,432,905)		4,432,905

TOTAL INVESTMENTS - 100.3% (Cost $64,797,856)		152,260,389
Liabilities in Excess of Other Assets - (0.3)%		(496,157)
TOTAL NET ASSETS - 100.0%		$151,764,232
two		–%
Percentages are stated as a percent of net assets.		–%

The Global Industry Classification Standard ("GICS®") was developed by and/or is the exclusive property of MSCI, Inc. ("MSCI") and Standard & Poor’s Financial Services LLC (“S&P”). GICS® is a service mark of MSCI and S&P and has been licensed for use by U.S. Bank Global Fund Services.

LLC - Limited Liability Company
PLC - Public Limited Company

(a)	Non-income producing security.
(b)
To the extent that the Fund invests more heavily in a particular industry or sector of the economy, its performance will be especially sensitive to developments that significantly affect those industries or sectors.

(c)	Represents less than 0.05% of net assets.
(d) (e)
The rate shown represents the 7-day annualized yield as of September 30, 2025.
Security position is either entirely or partially held in a segregated account. The aggregated total market value as of September 30, 2025 is $1,299,960.

Allocation of Portfolio Holdings by Country as of September 30, 2025
(% of Investments)
United States^	$134,406,785	88.3%
Ireland	7,136,123	4.7
Israel	6,233,370	4.1
Netherlands	2,807,461	1.8
Canada	1,676,650	1.1
	$152,260,389	100.0%
^United States allocation includes Short-Term Investment – Money Market Fund of 2.9%.